Vanguard Variable Insurance Funds—Growth Portfolio
Supplement Dated March 1, 2021, to the Prospectus and Summary Prospectus Dated April 28, 2020
Restructuring of the Investment Advisory Team

The Board of Trustees of Vanguard Variable Insurance Funds, on behalf of the Growth Portfolio (the Portfolio), has approved a restructuring of the Portfolio’s investment advisory team, removing Jackson Square Partners, LLC (Jackson Square) as an investment advisor to the Portfolio. All references to Jackson Square and all other details and descriptions regarding Jackson Square’s management of certain assets of the Portfolio in the Prospectus and Summary Prospectus are removed in their entirety. The Portfolio’s investment objective, principal investment strategies, and policies remain unchanged.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 109B 032021

Vanguard Variable Insurance Funds

Supplement Dated March 1, 2021, to the Statement of Additional Information Dated April 28, 2020

Restructuring of the Investment Advisory Team for Vanguard Variable Insurance Funds—Growth Portfolio
The Board of Trustees of Vanguard Variable Insurance Funds, on behalf of the Growth Portfolio (the Portfolio), has approved a restructuring of the Portfolio’s investment advisory team, removing Jackson Square Partners, LLC (Jackson Square) as an investment advisor to the Portfolio. All references to Jackson Square and all other details and descriptions regarding Jackson Square’s management of certain assets of the Portfolio in the Statement of Additional Information are removed in their entirety. The Portfolio’s investment objective, principal investment strategies, and policies remain unchanged.
 Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following is added to the introductory text on page B-53:
Jackson Square Partners, LLC, provided investment advisory services for a portion of the Growth Portfolio from 2010 until March 2021.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064E 032021